UNIT-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2015 USD ($) year
Share-Based Payment Arrangement [Abstract]
Exercise price (in usd per share)	$ 22.92	$ 19.51	$ 25.18
Average term to exercise | year	7.50	7.5	7.5
Unit price volatility	25.00%	30.00%	30.00%
Liquidity discount	25.00%	25.00%	25.00%
Weighted average of expected annual dividend yield	6.50%	6.50%	6.50%
Risk-free rate	2.37%	1.57%	1.87%
Weighted average fair value per option	$ 1.60	$ 1.45	$ 3.46